Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2060 Portfolio	Sep. 22, 2023
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
VIP Freedom 2060 Portfolio - Initial Class
Bar Chart Table:
Annual Return 2020	19.30%
Annual Return 2021	17.79%
Annual Return 2022	(18.19%)